Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended	60 Months Ended	78 Months Ended	113 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000169811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class R6/JHJRX)
Average Annual Return, Percent	11.57%		13.71%		13.08%
C000169807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class I/JHJIX)
Average Annual Return, Percent	11.43%		13.59%		12.95%
C000169813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class C/JHJCX)
Average Annual Return, Percent	9.35%		12.46%		11.83%
C000169812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class A/JHJAX)
Average Annual Return, Percent	5.61%		12.15%		12.05%
C000211219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class A/JIJAX)
Average Annual Return, Percent	18.08%		10.31%	12.52%
C000211220 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class C/JIJCX)
Average Annual Return, Percent	22.44%		10.63%	12.58%
C000211217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class I/JIJIX)
Average Annual Return, Percent	24.69%		11.75%	13.71%
C000211216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class NAV)
Average Annual Return, Percent	24.81%		11.86%	13.84%
C000211218 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class R6/JIJRX)
Average Annual Return, Percent	24.82%		11.86%	13.82%
C000228574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class R6/JACDX)
Average Annual Return, Percent	7.28%	3.67%
C000228578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class I/JABVX)
Average Annual Return, Percent	7.27%	3.57%
C000228577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class C/JABYX)
Average Annual Return, Percent	5.21%	2.55%
C000228576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class A/JABZX)
Average Annual Return, Percent	1.64%	2.09%
Without Sales Load [Member] | C000169813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class C/JHJCX)—excluding sales charge
Average Annual Return, Percent	10.35%		12.46%		11.83%
Without Sales Load [Member] | C000169812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG Large Cap Core Fund (Class A/JHJAX)—excluding sales charge
Average Annual Return, Percent	11.17%		13.30%		12.67%
Without Sales Load [Member] | C000211219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class A/JIJAX)—excluding sales charge
Average Annual Return, Percent	24.31%		11.45%	13.41%
Without Sales Load [Member] | C000211220 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Dynamic Growth Fund (Class C/JIJCX)—excluding sales charge
Average Annual Return, Percent	23.44%		10.63%	12.58%
Without Sales Load [Member] | C000228577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class C/JABYX)—excluding sales charge
Average Annual Return, Percent	6.20%	2.55%
Without Sales Load [Member] | C000228576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Environmental Opportunities Fund (Class A/JABZX)—excluding sales charge
Average Annual Return, Percent	7.03%	3.33%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%		17.64%		15.34%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	24.93%		11.18%	8.26%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.64%	10.12%
MSCI ACWI ex USA Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent	21.77%		7.11%	7.84%